Land Use Rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land Use Rights, Net [Abstract]
Amortization expenses	$ 83,137	$ 84,471	$ 88,794